Leases - Schedule of Lease Liabilities (Details) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Balance beginning		R$ 429	R$ 433
Addition		40	39
Accrued interest	[1]	26	28
Payment of principal portion of lease liability		(82)	(72)
Payment of interest		(7)	(6)
Disposals (contracts terminated)		(7)	(11)
Remeasurement	[2]	17	18
Business combination adjustment		1
Balance ending		417	429
Current liabilities		89	79
Non-current liabilities		328
PIS/PASEP and COFINS [member]
IfrsStatementLineItems [Line Items]
Accrued interest		R$ 1	R$ 1

[1]

Financial expenses recognized in the Statement of income are net of incorporation of the credits for PIS/Pasep and Cofins taxes on payments of rentals, in the amounts of R$1 in 2025 (R$1 on December 31, 2024).

[2]	The Company identified events that give rise to restatement and modifications of their principal contracts; the leasing liability was remeasured with an adjustment to the asset of Right of Use.